Benefit Plans (Schedule of Assumptions Used to Determine Projected Benefit Obligations and Net Periodic Pension Costs) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Foreign Pension Plans | Minimum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	1.60%	1.70%
Rate of increase in compensation levels (%)	2.50%	2.50%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	1.70%	1.40%	3.10%
Expected long-term rate of return on plan assets (%)	4.00%	4.10%	5.50%
Rate of increase in compensation levels (%)	2.50%	2.50%	2.50%
Foreign Pension Plans | Maximum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	4.18%	4.21%
Rate of increase in compensation levels (%)	3.50%	3.50%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	4.21%	4.00%	4.79%
Expected long-term rate of return on plan assets (%)	7.50%	7.75%	8.00%
Rate of increase in compensation levels (%)	3.50%	4.00%	4.00%
Domestic Pension Plans | Minimum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	0.00%	0.00%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	0.00%	0.50%	0.50%
Expected long-term rate of return on plan assets (%)	0.19%	1.35%	1.35%
Domestic Pension Plans | Maximum
Defined Benefit Plan, Assumptions Used to Determine Projected Benefit Obligations
Discount rate (%)	0.50%	0.19%
Defined Benefit Plan, Assumptions Used to Determine Net Periodic Pension Costs
Discount rate (%)	0.19%	0.75%	1.00%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	2.00%